Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000031758
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway International Value Fund, Institutional Class
C000031757
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway International Value Fund, Investor Class
Without Sales Load [Member] | C000031758
Average Annual Return [Line Items]
Average Annual Return, Percent		18.32%	17.06%	8.85%
Without Sales Load [Member] | C000031757
Average Annual Return [Line Items]
Average Annual Return, Percent		18.05%	16.79%	8.61%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent		14.99%	11.15%	8.17%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent		14.99%	11.15%	8.17%

[1]	EAFE – Europe, Australasia, and the Far East
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	EAFE – Europe, Australasia, and the Far East
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).